As filed with the Securities and Exchange Commission on November 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund VL
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS - 91.87%
	ADVERTISING - 2.47%
12,000	Lamar Advertising Company Class A (f)	$591,000
	AEROSPACE & DEFENSE - 1.89%
5,400	B/E Aerospace, Inc. (a)(f)	453,276
	ALTERNATIVE CARRIERS - 0.19%
1,117	tw telecom, Inc. (a)(h)	46,478
	APPLICATION SOFTWARE - 2.58%
4,874	Concur Technologies, Inc. (a)(e)	618,121
	AUTO PARTS & EQUIPMENT - 8.51%
9,208	TRW Automotive Holdings Corporation (a)(f)	932,310
11,400	Visteon Corporation (a)(f)	1,108,650
		2,040,960
	BROADCASTING & CABLE TV - 2.51%
6,053	CBS Corporation Class B (f)	323,835
1,100	iHeartMedia, Inc. (a)	10,120
12,110	LIN Media LLC Class A (a)	268,842
		602,797
	CABLE & SATELLITE TV - 11.40%
11,260	DIRECTV (a)(e)	974,215
4,400	DISH Network Corporation Class A (a)	284,152
1,345	Liberty Global plc Series C (a)	55,165
121,859	Sirius XM Holdings, Inc. (a)(f)	425,288
6,932	Time Warner Cable, Inc. (f)	994,673
		2,733,493
	CASINOS & GAMING - 0.65%
9,206	International Game Technology	155,305
	COAL & CONSUMABLE FUELS - 0.02%
100	CONSOL Energy, Inc.	3,786
	CONSTRUCTION & ENGINEERING - 0.68%
2,891	Foster Wheeler AG (b)	91,414
1,243	URS Corporation	71,609
		163,023
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.27%
2,800	The Manitowoc Company, Inc.	65,660
	CONSUMER FINANCE - 1.08%
10,161	Navient Corporation	179,951
9,226	SLM Corporation	78,975
		258,926
	DIVERSIFIED BANKS - 0.15%
2,261	Wing Hang Bank, Ltd. (b)(d)(k)	35,466
	DIVERSIFIED CHEMICALS - 4.60%
6,300	The Dow Chemical Company (f)	330,372
3,500	E.I. Du Pont de Nemours & Company	251,160
20,042	Huntsman Corporation (f)	520,892
		1,102,424
	DRUG RETAIL - 0.37%
1,500	Walgreen Company	88,905
	FOOD RETAIL - 0.96%
6,706	Safeway, Inc.	230,016
	GENERAL MERCHANDISE STORES - 1.30%
4,021	Family Dollar Stores, Inc. (f)	310,582
	GOLD - 0.57%
5,885	Newmont Mining Corporation	135,649
	HEALTH CARE EQUIPMENT - 4.23%
11,720	Covidien plc (b)(e)	1,013,897
	INDUSTRIAL MACHINERY - 0.18%
1,000	The Timken Company	42,390
	INTEGRATED OIL & GAS - 4.68%
3,900	BP plc - ADR	171,405
5,700	Hess Corporation (f)	537,624
4,300	Occidental Petroleum Corporation (f)	413,445
		1,122,474
	INTEGRATED TELECOMMUNICATION SERVICES - 0.08%
400	Verizon Communications, Inc.	19,996
	INTERNET SOFTWARE & SERVICES - 2.12%
800	eBay, Inc. (a)	45,304
1,200	Equinix, Inc. (a)	254,976
5,100	Yahoo!, Inc. (a)	207,825
		508,105
	LEISURE FACILITIES - 0.21%
1,000	LIFE TIME FITNESS, Inc. (a)	50,440
	LIFE & HEALTH INSURANCE - 0.78%
2,707	Protective Life Corporation	187,893
	LIFE SCIENCES TOOLS & SERVICES - 0.43%
1,800	Agilent Technologies, Inc. (f)	102,564
	MOVIES & ENTERTAINMENT - 0.12%
1,000	SFX Entertainment, Inc. (a)	5,020
300	Time Warner, Inc.	22,563
		27,583
	MULTI-LINE INSURANCE - 2.58%
11,464	American International Group, Inc. (f)	619,285
	MULTI-UTILITIES - 0.23%
2,300	CenterPoint Energy, Inc.	56,281
	OIL & GAS DRILLING - 0.65%
1,400	Ensco plc Class A (b)	57,834
4,376	Noble Corporation plc (b)	97,235
		155,069
	OIL & GAS EQUIPMENT & SERVICES - 2.16%
6,283	Dresser-Rand Group, Inc. (a)(f)	516,840

	OIL & GAS EXPLORATION & PRODUCTION - 3.28%
4,400	Anadarko Petroleum Corporation (f)	446,336
486	Kodiak Oil & Gas Corporation (a)(b)	6,595
10,800	QEP Resources, Inc. (f)	332,424
		785,355
	OIL & GAS STORAGE & TRANSPORTATION - 3.09%
4,792	Kinder Morgan Energy Partners, L.P. (f)	446,998
5,300	The Williams Companies, Inc. (f)	293,355
		740,353
	PAPER PACKAGING - 1.16%
3,300	MeadWestvaco Corporation	135,102
3,000	Rock Tenn Company Class A (f)	142,740
		277,842
	PAPER PRODUCTS - 2.02%
10,150	International Paper Company (f)	484,561
	PHARMACEUTICALS - 8.36%
5,113	Allergan, Inc. (f)	911,086
10,433	Pfizer, Inc. (f)	308,504
3,026	Shire plc - ADR (f)	783,885
		2,003,475
	REGIONAL BANKS - 0.22%
5,107	Investors Bancorp, Inc.	51,734
	REITS - 1.86%
11,151	Equity Commonwealth	286,692
5,980	Starwood Property Trust, Inc.	131,321
1,090	Starwood Waypoint Residential Trust	28,351
		446,364
	RESTAURANTS - 1.77%
5,397	Tim Hortons, Inc. (b)(e)	425,338
	SEMICONDUCTOR EQUIPMENT - 1.56%
22,984	Tokyo Electron Ltd. - ADR (e)	374,639
	SEMICONDUCTORS - 1.64%
5,671	International Rectifier Corporation (a)	222,530
8,917	TriQuint Semiconductor, Inc. (a)	170,047
		392,577
	SPECIALIZED CONSUMER SERVICES - 0.84%
6,500	H&R Block, Inc.	201,565
	SPECIALTY CHEMICALS - 1.88%
5,700	Chemtura Corporation (a)(g)	132,981
2,341	Sigma-Aldrich Corporation (e)	318,399
		451,380
	THRIFTS & MORTGAGE FINANCE - 1.80%
8,234	Beneficial Mutual Bancorp, Inc. (a)(e)	105,230
33,665	Hudson City Bancorp, Inc. (e)	327,224
		432,454
	TOBACCO - 0.27%
1,100	Lorillard, Inc.	65,901
	TRADING COMPANIES & DISTRIBUTORS - 0.02%
115	Veritiv Corporation (a)(g)	5,757
	TRUCKING - 0.88%
8,312	Hertz Global Holdings, Inc. (a)	211,042
	WIRELESS TELECOMMUNICATION SERVICES - 2.57%
7,173	Sprint Corporation (a)	45,477
14,751	T-Mobile U.S., Inc. (a)(f)	425,861
4,401	Vodafone Group plc - ADR	144,749
		616,087
	TOTAL COMMON STOCKS
	(Cost $21,813,765)	22,025,108

CONTINGENT VALUE RIGHTS - 0.00%
268	Leap Wireless International, Inc. (a)(d)(k)	637
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $0)	637

Principal Amount
CONVERTIBLE BONDS - 0.90%
	Concur Technologies, Inc.
$164,000	0.500%, 6/15/2018	214,840
	TOTAL CONVERTIBLE BONDS
	(Cost $214,444)	214,840

CORPORATE BONDS - 4.48%
	B/E Aerospace, Inc.
196,000	5.250%, 4/1/2022	212,170
	Dresser-Rand Group, Inc.
100,000	6.500%, 5/1/2021	108,250
	Drill Rigs Holdings, Inc.
100,000	6.500%, 10/1/2017 (Acquired 5/27/14 through 5/28/14, cost $103,863) (b)(i)	100,000
	Gentiva Health Services, Inc.
171,000	11.500%, 9/1/2018	181,901
	MetroPCS Wireless, Inc.
30,000	6.625%, 11/15/2020	30,937
	Nuveen Investments, Inc.
145,000	9.500%, 10/15/2020 (Acquired 4/17/14 through 7/15/14, cost $171,711) (i)	168,925
	QRE Finance Corporation LLC
158,000	9.250%, 8/1/2020	180,120
	tw telecom holdings, Inc.
78,000	5.375%, 10/1/2022	84,143
8,000	6.375%, 9/1/2023	8,980
	TOTAL CORPORATE BONDS
	(Cost $1,086,412)	1,075,426

MUNICIPAL BONDS - 0.71%
	Louisiana Public Facilities
170,000	9.750%, 8/1/2015	170,000
	TOTAL MUNICIPAL BONDS
	(Cost $170,000)	170,000

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 1.52%
	Agilent Technologies, Inc.
14	Expiration: November 2014, Exercise Price: $45.00	154
	Allergan, Inc.
3	Expiration: October 2014, Exercise Price: $145.00	75
9	Expiration: November 2014, Exercise Price: $145.00	540
	Alstom SA
20	Expiration: November 2014, Exercise Price: EUR 24.00 (j)	152
	American International Group, Inc.
98	Expiration: November 2014, Exercise Price: $45.00	1,274
	Anadarko Petroleum Corporation
29	Expiration: November 2014, Exercise Price: $87.50	2,030
	B/E Aerospace, Inc.
5	Expiration: October 2014, Exercise Price: $70.00	50
7	Expiration: October 2014, Exercise Price: $75.00	70
24	Expiration: October 2014, Exercise Price: $80.00	792
	Barrick Gold Corporation
15	Expiration: October 2014, Exercise Price: $20.00	8,010
	Bayer AG
6	Expiration: November 2014, Exercise Price: EUR 100.00 (j)	561
	BP plc - ADR
7	Expiration: October 2014, Exercise Price: $45.00	910
7	Expiration: October 2014, Exercise Price: $46.00	1,561
10	Expiration: October 2014, Exercise Price: $47.00	3,150
	Burger King Worldwide, Inc.
28	Expiration: January 2015, Exercise Price: $40.00	33,460
	CBS Corporation Class B
19	Expiration: December 2014, Exercise Price: $52.50	4,370
	CenterPoint Energy, Inc.
16	Expiration: November 2014, Exercise Price: $21.00	80
	Chemtura Corporation
17	Expiration: December 2014, Exercise Price: $20.00	297
23	Expiration: December 2014, Exercise Price: $22.50	1,725
	CONSOL Energy, Inc.
1	Expiration: October 2014, Exercise Price: $39.00	150
	DISH Network Corporation Class A
28	Expiration: January 2015, Exercise Price: $52.50	1,820
7	Expiration: January 2015, Exercise Price: $55.00	700
	The Dow Chemical Company
48	Expiration: December 2014, Exercise Price: $49.00	4,560
	Dresser-Rand Group, Inc.
4	Expiration: December 2014, Exercise Price: $70.00	30
	E.I. Du Pont de Nemours & Company
21	Expiration: October 2014, Exercise Price: $55.00	42
5	Expiration: October 2014, Exercise Price: $57.50	10
	eBay, Inc.
7	Expiration: December 2014, Exercise Price: $50.00	371
	Ensco plc Class A
11	Expiration: October 2014, Exercise Price: $42.00	1,512
	Equinix, Inc.
10	Expiration: December 2014, Exercise Price: $200.00	4,450
	H&R Block, Inc.
38	Expiration: January 2015, Exercise Price: $28.00	2,470
13	Expiration: January 2015, Exercise Price: $29.00	1,235
	Hertz Global Holdings, Inc.
1	Expiration: October 2014, Exercise Price: $27.00	193
6	Expiration: December 2014, Exercise Price: $22.00	360
15	Expiration: December 2014, Exercise Price: $23.00	975
22	Expiration: December 2014, Exercise Price: $24.00	2,530
20	Expiration: December 2014, Exercise Price: $27.00	5,300
	Hess Corporation
38	Expiration: October 2014, Exercise Price: $90.00	1,938
	Huntsman Corporation
53	Expiration: November 2014, Exercise Price: $23.00	1,060
116	Expiration: November 2014, Exercise Price: $24.00	4,640
	International Paper Company
31	Expiration: October 2014, Exercise Price: $40.00	232
10	Expiration: October 2014, Exercise Price: $41.00	95
38	Expiration: January 2015, Exercise Price: $45.00	4,883
	Iron Mountain, Inc.
19	Expiration: October 2014, Exercise Price: $20.00	237
	Kinder Morgan, Inc.
40	Expiration: January 2015, Exercise Price: $50.00	49,300
66	Expiration: January 2015, Exercise Price: $55.00	114,180
	Lamar Advertising Company Class A
93	Expiration: October 2014, Exercise Price: $45.00	1,163
	LIFE TIME FITNESS, Inc.
8	Expiration: October 2014, Exercise Price: $40.00	180
	Mallinckrodt plc
10	Expiration: October 2014, Exercise Price: $60.00	25
	MeadWestvaco Corporation
33	Expiration: December 2014, Exercise Price: $37.50	1,650
	Occidental Petroleum Corporation
30	Expiration: November 2014, Exercise Price: $87.50	1,890
	Pfizer, Inc.
6	Expiration: December 2014, Exercise Price: $26.00	84
	QEP Resources, Inc.
81	Expiration: December 2014, Exercise Price: $29.00	6,480
	Rock Tenn Company Class A
9	Expiration: January 2015, Exercise Price: $40.00	383
16	Expiration: January 2015, Exercise Price: $45.00	2,640
	Shire plc - ADR
2	Expiration: October 2014, Exercise Price: $210.00	135
	SLM Corporation
76	Expiration: October 2014, Exercise Price: $21.00	152

	SPDR S&P 500 ETF Trust
8	Expiration: October 2014, Exercise Price: $196.00	1,672
21	Expiration: October 2014, Exercise Price: $197.00	5,124
14	Expiration: November 2014, Exercise Price: $199.00	7,028
23	Expiration: December 2014, Exercise Price: $175.00	2,783
23	Expiration: December 2014, Exercise Price: $195.00	11,316
	Sprint Corporation
47	Expiration: November 2014, Exercise Price: $3.00	47
	Time Warner Cable, Inc.
2	Expiration: October 2014, Exercise Price: $70.00	52
	The Timken Company
9	Expiration: December 2014, Exercise Price: $40.00	1,080
	T-Mobile U.S., Inc.
114	Expiration: November 2014, Exercise Price: $26.00	5,928
11	Expiration: November 2014, Exercise Price: $28.00	1,243
	Verizon Communications, Inc.
3	Expiration: October 2014, Exercise Price: $46.00	15
	Visteon Corporation
102	Expiration: December 2014, Exercise Price: $95.00	47,940
	Vodafone Group plc - ADR
4	Expiration: October 2014, Exercise Price: $32.00	104
3	Expiration: October 2014, Exercise Price: $33.00	228
	Walgreen Company
13	Expiration: November 2014, Exercise Price: $55.00	761
	The Williams Companies, Inc.
20	Expiration: October 2014, Exercise Price: $50.00	220
6	Expiration: November 2014, Exercise Price: $50.00	309
5	Expiration: January 2015, Exercise Price: $46.00	245
6	Expiration: January 2015, Exercise Price: $50.00	648
	Yahoo!, Inc.
32	Expiration: October 2014, Exercise Price: $32.00	64
12	Expiration: October 2014, Exercise Price: $34.00	36
2	Expiration: November 2014, Exercise Price: $34.00	42
	TOTAL PURCHASED PUT OPTIONS
	(Cost $340,786)	364,201

Principal Amount
ESCROW NOTES - 0.05%
$7,668	AMR Corporation (a)(d)(k)	11,502
	TOTAL ESCROW NOTES
	(Cost $4,196)	11,502

Shares
SHORT-TERM INVESTMENTS - 0.09%
20,410	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)	20,410
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,410)	20,410
	TOTAL INVESTMENTS - 99.62%
	(Cost $23,650,013) (l)	$23,882,124

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2014.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of September 30, 2014, these securities represented 1.12% of total net assets.
(j)	Level 2 Security. Please see footnote (m) on the schedule of investments for more information.
(k)	Level 3 Security. Please see footnote (m) on the schedule of investments for more information.
(l)	The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$23,720,651
Gross unrealized appreciation	1,074,080
Gross unrealized depreciation	(912,607)
Net unrealized appreciation	$161,473

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(m)
Investment Valuation - The following is a summary of the Fund's pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value(NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments. Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. If such a security does not trade on a particular day, then the mean between the closing bid and asked prices will be used. These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities that are not obligations of the U.S. Government or its agencies, the mean of the bid and asked prices provided by a third party is used. These are classified as Level 2 investments. As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 or Level 3 investments.

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price. If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at amortized cost.

Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by each Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At September 30, 2014, securities fair valued in good faith based on the absolute value of long investments and based on the absolute value of unrealized gains on swap contracts represented 0.26% of net assets.

The Fund has performed analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments.

These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2014. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2014.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$21,989,642	$-	$35,466	$22,025,108
Contingent Value Rights	-	-	637	637
Convertible Bonds	-	214,840	-	214,840
Corporate Bonds	-	1,075,426	-	1,075,426
Municipal Bonds	-	170,000	-	170,000
Purchased Put Options	363,488	713	-	364,201
Escrow Notes	-	-	11,502	11,502
Short-Term Investments	20,410	-	-	20,410
Forward Currency Exchange Contracts**	-	53,030	-	53,030

Liabilities
Common Stocks Sold Short	$4,154,723	$-	$-	$4,154,723
Written Option Contracts	485,298	20,605	-	505,903
Swap Contracts**	-	122,137	-	122,137
Forward Currency Exchange Contracts**	-	172	-	172

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. There were no transfers into or out of Level 1 or 2 Securities during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2013	$133,441
Realized loss	(31,605)
Change in unrealized depreciation	(15,430)
Net purchases	36,103
Net sales	(74,904)
Balance as of September 30, 2014	$47,605

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2014, are as follows:

Description	Fair Value at September 30, 2014	Valuation Technique	Unobservable Input	Range
Common Stocks	$35,466	Projected Final Distribution	Discount of Projected Distribution	15.69 - 16.10
Contingent Value Rights	$637	Broker Quote	No Active Market	2.25 - 2.50
Escrow Notes	$11,502	Broker Quote	No Active Market	1.45 - 1.55

(n)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2014.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2014 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$364,201	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	505,903
Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	122,137
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	53,030	Schedule of Forward Currency Exchange Contracts	172
Total		$417,231		$628,212

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
September 30, 2014
(Unaudited)

Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
	AbbVie, Inc.
14	Expiration: January 2015, Exercise Price: $50.00	$12,292
	Agilent Technologies, Inc.
18	Expiration: November 2014, Exercise Price: $55.00	6,075
	Allergan, Inc.
1	Expiration: October 2014, Exercise Price: $155.00	2,450
9	Expiration: October 2014, Exercise Price: $160.00	17,064
15	Expiration: November 2014, Exercise Price: $160.00	32,325
	Alstom SA
40	Expiration: November 2014, Exercise Price: EUR 28.00 (a)	1,768
	American International Group, Inc.
115	Expiration: November 2014, Exercise Price: $52.50	29,670
	Anadarko Petroleum Corporation
44	Expiration: November 2014, Exercise Price: $100.00	25,740
	AT&T, Inc.
40	Expiration: January 2015, Exercise Price: $33.00	9,560
	B/E Aerospace, Inc.
6	Expiration: October 2014, Exercise Price: $80.00	2,760
9	Expiration: October 2014, Exercise Price: $85.00	990
39	Expiration: October 2014, Exercise Price: $90.00	975
	Bayer AG
8	Expiration: November 2014, Exercise Price: EUR 110.00 (a)	4,183
	BP plc - ADR
9	Expiration: October 2014, Exercise Price: $48.00	27
9	Expiration: October 2014, Exercise Price: $49.00	18
12	Expiration: October 2014, Exercise Price: $52.50	6
	Burger King Worldwide, Inc.
28	Expiration: January 2015, Exercise Price: $40.00	140
	CBS Corporation Class B
3	Expiration: December 2014, Exercise Price: $57.50	471
23	Expiration: December 2014, Exercise Price: $60.00	2,070
	CenterPoint Energy, Inc.
23	Expiration: November 2014, Exercise Price: $24.00	2,300
	Chemtura Corporation
57	Expiration: December 2014, Exercise Price: $25.00	3,420
	CONSOL Energy, Inc.
1	Expiration: October 2014, Exercise Price: $42.00	5
	DISH Network Corporation Class A
44	Expiration: January 2015, Exercise Price: $62.50	23,540
	The Dow Chemical Company
63	Expiration: December 2014, Exercise Price: $52.50	16,002
	Dresser-Rand Group, Inc.
11	Expiration: December 2014, Exercise Price: $80.00	3,465
	E.I. Du Pont de Nemours & Company
35	Expiration: October 2014, Exercise Price: $65.00	23,887

	eBay, Inc.
8	Expiration: December 2014, Exercise Price: $55.00	2,984
	Ensco plc Class A
14	Expiration: October 2014, Exercise Price: $45.00	210
	Equinix, Inc.
12	Expiration: December 2014, Exercise Price: $220.00	7,260
	Equity Commonwealth
76	Expiration: October 2014, Exercise Price: $27.50	380
13	Expiration: January 2015, Exercise Price: $27.50	520
	Family Dollar Stores, Inc.
7	Expiration: October 2014, Exercise Price: $80.00	56
	H&R Block, Inc.
65	Expiration: January 2015, Exercise Price: $32.00	7,215
	Hertz Global Holdings, Inc.
1	Expiration: October 2014, Exercise Price: $29.00	10
10	Expiration: December 2014, Exercise Price: $24.00	2,350
45	Expiration: December 2014, Exercise Price: $26.00	6,750
27	Expiration: December 2014, Exercise Price: $29.00	1,620
	Hess Corporation
57	Expiration: October 2014, Exercise Price: $97.50	3,448
	Huntsman Corporation
72	Expiration: November 2014, Exercise Price: $26.00	7,200
128	Expiration: November 2014, Exercise Price: $27.00	7,680
	International Game Technology
26	Expiration: October 2014, Exercise Price: $17.00	325
13	Expiration: January 2015, Exercise Price: $17.00	682
	International Paper Company
12	Expiration: October 2014, Exercise Price: $45.00	4,890
42	Expiration: October 2014, Exercise Price: $46.00	13,167
47	Expiration: January 2015, Exercise Price: $49.00	7,967
	Kinder Morgan, Inc.
30	Expiration: January 2015, Exercise Price: $50.00	210
66	Expiration: January 2015, Exercise Price: $55.00	726
	Lamar Advertising Company Class A
111	Expiration: October 2014, Exercise Price: $52.50	1,110
	Level 3 Communications, Inc.
1	Expiration: December 2014, Exercise Price: $40.00	665
6	Expiration: December 2014, Exercise Price: $41.00	3,480
	LIFE TIME FITNESS, Inc.
10	Expiration: October 2014, Exercise Price: $45.00	5,900
	Lorillard, Inc.
10	Expiration: December 2014, Exercise Price: $62.50	350
1	Expiration: December 2014, Exercise Price: $67.50	8
	MeadWestvaco Corporation
33	Expiration: December 2014, Exercise Price: $42.50	2,970
	Occidental Petroleum Corporation
43	Expiration: November 2014, Exercise Price: $97.50	10,363
	Pfizer, Inc.
20	Expiration: October 2014, Exercise Price: $30.00	500
7	Expiration: December 2014, Exercise Price: $30.00	455
	QEP Resources, Inc.
108	Expiration: December 2014, Exercise Price: $32.00	10,800

	Rock Tenn Company Class A
12	Expiration: January 2015, Exercise Price: $47.50	3,420
18	Expiration: January 2015, Exercise Price: $50.00	3,240
	Shire plc - ADR
2	Expiration: October 2014, Exercise Price: $235.00	5,300
	Sirius XM Holdings, Inc.
604	Expiration: December 2014, Exercise Price: $3.50	7,852
64	Expiration: January 2015, Exercise Price: $3.50	1,088
	SLM Corporation
31	Expiration: October 2014, Exercise Price: $25.00	4,340
61	Expiration: October 2014, Exercise Price: $26.00	4,148
	Sprint Corporation
71	Expiration: November 2014, Exercise Price: $5.00	10,650
	Time Warner Cable, Inc.
5	Expiration: October 2014, Exercise Price: $140.00	2,750
3	Expiration: October 2014, Exercise Price: $75.00	644
	The Timken Company
10	Expiration: December 2014, Exercise Price: $45.00	975
	T-Mobile U.S., Inc.
147	Expiration: November 2014, Exercise Price: $30.00	16,905
	TRW Automotive Holdings Corporation
8	Expiration: January 2015, Exercise Price: $105.00	60
	Verizon Communications, Inc.
4	Expiration: October 2014, Exercise Price: $49.00	444
	Visteon Corporation
114	Expiration: December 2014, Exercise Price: $105.00	33,060
	Vivendi SA
29	Expiration: October 2014, Exercise Price: EUR 18.50 (a)	2,527
98	Expiration: November 2014, Exercise Price: EUR 19.00 (a)	6,808
87	Expiration: November 2014, Exercise Price: EUR 19.50 (a)	3,626
20	Expiration: December 2014, Exercise Price: EUR 19.00 (a)	1,693
	Vodafone Group plc - ADR
8	Expiration: October 2014, Exercise Price: $33.00	480
6	Expiration: October 2014, Exercise Price: $35.00	120
10	Expiration: October 2014, Exercise Price: $37.00	250
	Walgreen Company
15	Expiration: November 2014, Exercise Price: $60.00	2,355
	The Williams Companies, Inc.
14	Expiration: October 2014, Exercise Price: $55.00	1,855
12	Expiration: October 2014, Exercise Price: $57.50	426
9	Expiration: November 2014, Exercise Price: $55.00	2,066
9	Expiration: January 2015, Exercise Price: $52.50	3,915
9	Expiration: January 2015, Exercise Price: $55.00	2,574
	Yahoo!, Inc.
32	Expiration: October 2014, Exercise Price: $34.00	21,760
15	Expiration: October 2014, Exercise Price: $36.00	7,350
4	Expiration: November 2014, Exercise Price: $37.00	1,840
		487,975

PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust
21	Expiration: October 2014, Exercise Price: $191.00	2,016
8	Expiration: October 2014, Exercise Price: $192.00	904
14	Expiration: November 2014, Exercise Price: $193.00	4,060
46	Expiration: December 2014, Exercise Price: $185.00	10,948
		17,928
	TOTAL OPTIONS WRITTEN
	(Premiums received $709,299)	$505,903

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
(a)	Level 2 Security. Please see footnote (m) on the schedule of investments for more information.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2014
(Unaudited)

Shares		Value
COMMON STOCKS
6,176	AbbVie, Inc.	$356,726
912	AECOM Technology Corporation	30,780
402	American Airlines Group, Inc.	14,263
18,676	Applied Materials, Inc.	403,588
11,382	AT&T, Inc.	401,102
134	Burger King Worldwide, Inc.	3,974
14,686	Comcast Corporation Class A	789,813
3,241	Comcast Corporation Special Class A	173,394
34	Kinder Morgan, Inc.	1,304
3,353	Liberty Global plc Class A (a)	142,637
5,024	Liberty Global plc Series C (a)	206,059
2,835	M&T Bank Corporation	349,527
9,464	Media General, Inc.	124,073
11,207	Medtronic, Inc.	694,274
14,936	RF Micro Devices, Inc.	172,361
2,166	Valeant Pharmaceuticals International, Inc. (a)	284,179
86	Whiting Petroleum Corporation	6,669
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $4,040,502)	$4,154,723

plc -	Public Limited Company
(a)	Foreign security.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2014
(Unaudited)
			U.S.			U.S.	Unrealized
			$ Value at			$ Value at	Appreciation
Settlement Date	Currency to be Delivered		September 30, 2014	Currency to be Received		September 30, 2014	(Depreciation)**
12/22/2014	22,596	Australian Dollars	$19,664	20,893	U.S. Dollars	$20,893	$1,229
3/26/2015	122,904	Australian Dollars	106,243	112,703	U.S. Dollars	112,703	6,460
3/26/2015	17,668	U.S. Dollars	17,668	20,484	Australian Dollars	17,707	39
3/27/2015	65,519	Australian Dollars	56,633	57,410	U.S. Dollars	57,410	777
3/19/2015	61,489	British Pounds	99,508	104,504	U.S. Dollars	104,504	4,996
3/19/2015	3,891	U.S. Dollars	3,891	2,298	British Pounds	3,719	(172)
1/21/2015	348,868	Canadian Dollars	310,653	316,041	U.S. Dollars	316,041	5,388
10/9/2014	122,001	Euros	154,102	165,567	U.S. Dollars	165,567	11,465
10/22/2014	99,143	Euros	125,241	134,494	U.S. Dollars	134,494	9,253
12/3/2014	88,000	Euros	111,199	112,896	U.S. Dollars	112,896	1,697
12/9/2014	113,525	Euros	143,460	145,883	U.S. Dollars	145,883	2,423
12/10/2014	449,758	Euros	568,357	577,593	U.S. Dollars	577,593	9,236
10/23/2014	286,288	Hong Kong Dollars	36,867	36,934	U.S. Dollars	36,934	67
			$1,753,486			$1,806,344	$52,858

* JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2014.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
September 30, 2014
(Unaudited)

Termination Date	Security	Shares	Notional	Unrealized Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
5/2/2015	Alstom SA	4,000	$136,814	$(22,571)	JPMorgan Chase & Co. Inc.
8/7/2015	Banco Santander Brasil SA	5,178	33,864	(230)	Merrill Lynch & Co. Inc.
9/19/2015	Bayer AG	800	111,866	(3,521)	JPMorgan Chase & Co. Inc.
9/29/2015	General Motors Company	12,000	383,280	(11,579)	Merrill Lynch & Co. Inc.
12/31/2014	GrainCorp, Ltd. Class A	7,729	57,859	(3,486)	JPMorgan Chase & Co. Inc.
10/18/2014	Hillgrove Gold, Ltd.	14,160	7,439	(1,220)	JPMorgan Chase & Co. Inc.
12/19/2014	Koninklijke KPN NV	45,574	146,036	(16,714)	JPMorgan Chase & Co. Inc.
6/3/2015	SAI Global, Ltd.	22,760	80,707	(27,113)	JPMorgan Chase & Co. Inc.
1/21/2015	Vivendi SA	23,482	567,082	(45,877)	JPMorgan Chase & Co. Inc.
1/28/2015	Ziggo NV (a)	9,013	417,863	14,170	JPMorgan Chase & Co. Inc.

SHORT TOTAL RETURN SWAP CONTRACTS
3/26/2015	AMEC plc	(2,601)	(46,551)	1,206	JPMorgan Chase & Co. Inc.
8/7/2015	Banco Santander SA - ADR	(3,624)	(34,428)	206	Merrill Lynch & Co. Inc.
7/17/2015	GTECH Holdings Corporation	(474)	(11,261)	910	Merrill Lynch & Co. Inc.
7/7/2015	Publicis Groupe	(92)	(6,318)	(6,318)	Merrill Lynch & Co. Inc.
				$(122,137)

ADR -	American Depository Receipt
plc -	Public Limited Company
*	Based on the net value of each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)  /s/ Michael T. Shannon
                                                  Michael T. Shannon, Co-President

Date     November 12, 2014

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date     November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date     November 12, 2014

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date     November 12, 2014

* Print the name and title of each signing officer under his or her signature.